Accounts Receivable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounts receivable, net of allowance for doubtful accounts

Accounts receivable, net of allowance for doubtful accounts, consisted of the following:

	March 31, 2013	December 31, 2012
Trade receivables	$400	$371
Related parties	1	—
Other	18	23

Total	419	394
Allowance for doubtful accounts	(3)	(3)

Net	$416	$391

Accounts receivable, net of allowance for doubtful accounts, consisted of the following:

	Successor
	December 31, 2012	December 31, 2011
Trade receivables	$371	$269
Related parties	—	7
Other	23	2

Total	394	278
Allowance for doubtful accounts	(3)	—

Net	$391	$278